Cover Page                                                                497(d)
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The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies

        IL Protector (R)
        IL COLI
        Incentive Life Plus (R)
        Survivorship 2000
        Incentive Life 2000
        Champion 2000
        Incentive Life
        Survivorship Incentive Life
        Special Officer Policy


PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 2001


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This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.*

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION.

Your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option during the period beginning 30 days before and ending 60 days after a policy anniversary. See "Transferring your money among our investment options - Transfers you can make" (or other applicable section regarding transfers) in your prospectus. FROM MARCH 19, 2001 THROUGH MAY 18, 2001, we are relaxing our policy rules to permit you to transfer any amount of your policy's account value out of the guaranteed interest option to any other investment option whether or not you are within the period beginning 30 days before and ending 60 days after the end of a policy year. Your written transfer request must be received in our Administrative Office by May 18, 2001, but not before March 19, 2001, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan. Additionally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

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*    The dates of such prior prospectuses are listed for your information in
     Appendix A to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

    Copyright 2001 The Equitable Life Assurance Society of the United States.
         All rights reserved. IL Protector(R)and Incentive Life Plus(R)
                         are registered service marks of
           The Equitable Life Assurance Society of the United States.


EVM-180

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APPENDIX A



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DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS                               A-1

This supplement updates
the prospectuses dated                                            which relate to our
----------------------                                            -------------------

July 25, 1996; January 1, 1997; May 1, 1997-2000; and
October 18, 1999...............................................   IL Protector(R)Policies

December 19, 1994; May 1, 1995-2000; September 15, 1995;
January 1, 1997; and October 18, 1999..........................   Incentive Life Plus and our IL COLI1 Policies

August 18, 1992; May 1, 1993-2000; January 1, 1997; and
October 18, 1999...............................................   Survivorship 2000 Policies

November 27, 1991 and May 1, 1993-2000 and October 18, 1999....   Incentive Life 2000 and our Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1,
1990, 93-2000; and October 18, 1999............................   Incentive Life Policies and Special Offer Policies2

May 1, 1999-2000; and October 18, 1999.........................   Survivorship Incentive Life Policies


In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.






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1    If you have our "IL COLI" policy, this supplement relates to an Incentive
     Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus.

2 If you have our Special Offer Policy, this supplement relates to an Incentive Life prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement.